Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) Share Month
Statements [Line Items]
Opening Balance	3,625,000
Granted during period	0
Exercised	0
Expired	0
Closing Balance	3,625,000
Granted 29/06/2016 [Member]
Statements [Line Items]
Opening Balance	875,000
Granted during period	0
Exercised	0
Expired	0
Closing Balance	875,000
Exercise Price | $	$ 0.18
Exercise period (months) | Month	36
Remaining contractual life (months) | Month	6
Granted 03/02/2017 [Member]
Statements [Line Items]
Opening Balance	2,000,000
Granted during period	0
Exercised	0
Expired	0
Closing Balance	2,000,000
Exercise Price | $	$ 0.18
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	1
Granted 28/02/2017 [Member]
Statements [Line Items]
Opening Balance	750,000
Granted during period	0
Exercised	0
Expired	0
Closing Balance	750,000
Exercise Price | $	$ 0.18
Exercise period (months) | Month	24
Remaining contractual life (months) | Month	2